Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Key Management Personnel

Remuneration of directors and key management personnel of the Company for the years ended March 31, 2026, 2025, and 2024 were as follows:

	For the years ended March 31,
	2026	2025	2024
Consulting fees charged by directors of the Company	$1,000	$8,900	$10,000
Exploration consulting fees charged by directors	$-	$3,200	$16,000
Salaries, fees and benefits	$307,929	$280,050	$234,800
Share-based payments	$74,700	$114,900	$1,455,180

Schedule of Related Party Balances

Related party balances as at March 31, 2026 and 2025 were as follows:

	March 31, 2026	March 31, 2025
Amounts due to Directors and Officers of the Company	$20,390	$26,501
Amounts due to companies controlled by directors and officers	217,145	116,388
Amounts due from companies controlled by directors and officers	18,785	-
Total	$256,320	$142,889